Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The calculations of earnings per share are computed as follows for the three and six months ended June30,2012 and 2011:

	Three Months	Three Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2012	30, 2011	30, 2012	30, 2011
Numerator:
Net income for basic and diluted earnings per share	$22,037,168	$21,147,521	$37,365,472	$34,033,921
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	42,466,627	38,824,025	42,472,046	36,730,655
Effect of dilutive securities:
- Weighted average Unit Purchase Option	456	329,195	108,187	520,120
Denominator for diluted earnings per share	42,467,083	39,153,220	42,580,233	37,250,775

Basic earnings per share	$0.52	$0.54	$0.88	$0.93
Diluted earnings per share	$0.52	$0.54	$0.88	$0.91

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]

Foreign Currency Exchange Rates

	June 30, 2012	June 30, 2011	December 31, 2011
Period end HK$:US$ exchange rate	$7.76	$7.78	$7.78
Average three-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.78	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.78